CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Jun. 30, 2019
BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.0925	$ 0.0925
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	4,611,720	4,361,634
Common shares, shares outstanding	4,611,720	4,361,634